Revenue and Cost of Sales (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue and Cost of Sales [Line Items]
Revenues	$ 107.9	$ 90.0
Revenue percentage	20.00%	28.00%
Tissue-Based Tests [Member]
Revenue and Cost of Sales [Line Items]
Revenue percentage	76.00%	80.00%
GPS [Member]
Revenue and Cost of Sales [Line Items]
Revenues			$ 70.2
Revenue percentage		80.00%
Confirm Mdx [Member]
Revenue and Cost of Sales [Line Items]
Revenue percentage			79.00%
Medicare [Member]
Revenue and Cost of Sales [Line Items]
Revenues	$ 47.6	$ 37.1	$ 27.7
Revenue percentage	10.00%